Employee benefits (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense			₨ 36,299	₨ 33,802	₨ 33,562
Gratuity Benefits Of Parent [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Identifiable assets acquired (liabilities assumed)	[1]		26	0
Wockhardt Limited [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities incurred			25
Increase in liabilities on acquisition of employees relating to business acquisition			70
Transfer of liabilities on restructuring of services			45
Identifiable assets acquired (liabilities assumed)			16,115
Increase in assets on acquisition of employees relating to business acquisition			70
Transfer of assets on restructuring of services			44
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans			₨ 906	812	740
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)			12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans			₨ 84	82	84
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions			139	177	213
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions			143	135	₨ 148
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan			₨ 1,130	₨ 1,161
Industrias Quimicas Falcon de Mexico Pension plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period		₨ 36
Parent Company Gratuity plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period		₨ 317

[1]	Assets acquired/transferred of Rs.26 is comprised of: a) Rs.70 increase in assets on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details. b) Rs.44 transfer of assets on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary.